Document and Entity Information	3 Months Ended
Feb. 26, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	LEVI STRAUSS & CO
Entity Central Index Key	0000094845
Document Type	S-4
Document Period End Date	Feb. 26, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer